Derivative financial instruments (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	April 30,	January 31,
	2014	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair values at commitment dates	-	428,876
Fair value mark to market adjustments	26,982	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	-	(177,900)

Derivative financial instruments, end of the period	$268,600	$241,618

Derivative financial instruments, January 31, 2013	$-
Fair values at commitment dates	428,876
Fair value mark to market adjustments	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	(177,900)

Derivative financial instruments, January 31, 2014	$241,618

Schedule of Assumptions used for Fair Value of Derivative Liabilities [Table Text Block]
	April 30,	January 31,
	2014	2014
Risk-free interest rate	0.19%	0.34%
Expected life (years)	1.15	1.78
Expected volatility (1)	165.49%	132.09%
Stock price	$0.14	$0.08
Dividend yields	0.00%	0.00%

	January 31,	Extinguishment	Commitment
	2014	date	date
Risk-free interest rate	0.34%	0.08%	0.27%
Expected life (years)	1.78	0.76	1.73
Expected volatility (1)	132.09%	137.74%	157.41%
Stock price at date of issuance	$0.08	$0.53	$0.51
Dividend yields	0.00%	0.00%	0.00%